Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 4,867,298	$ 4,593,427
Less: accumulated depreciation	(1,952,873)	(1,504,323)
Less: accumulated impairment	(548,525)	(519,543)
Property and equipment, net	2,365,900	2,569,561
Building [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	2,856,524	2,705,595
Leasehold improvements [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	1,482,773	1,404,428
Transportation equipment [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	299,887	284,042
Office equipment and computers [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 228,114	$ 199,362